DERIVATIVE LIABILITY (Details)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input percentage	121.00%	343.00%
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input percentage	182.00%	367.00%
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Derivative liability measurement input	None
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input term	3 months	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input term	9 months	12 months
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input percentage	0.04%	0.09%
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input percentage	0.05%	0.095%
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability measurement input percentage		0.00%